Share Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 3,393	$ 6,765	$ 20,021	$ 30,386
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,906	3,116	12,992	17,761
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,487	3,649	7,115	12,451
Capitalized to fixed assets
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 0	$ 0	$ (86)	$ 174